COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7:              COMMITMENTS AND CONTINGENT LIABILITIES

  Office lease commitments

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. Additionally, the Company may choose an early termination in November 2019. On September 1, 2014, the Company moved all of its Israeli personnel to Holon.

Additionally, two of the Company's subsidiaries in the U.S. and one subsidiary in France, lease their offices in San-Francisco, CA, Redmond, WA and in Paris. The lease agreements expire in December 2019, December 2015 and October 2017, respectively.

Furthermore, the Company leases motor vehicles for employees under operating lease agreements.

Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of June 30, 2015 are as follows:

$

2015 (six months ending December 31)	1,492
2016	2,319
2017	2,370
2018	2,179
Thereafter	11,457

19,817

  Contingent purchase obligation

On November 30, 2012, the Company completed the acquisition of 100% of the shares of Sweet IM Ltd. (“SweetIM”), an Israeli-based consumer internet company that develops a variety of applications. Pursuant to the terms of the Share Purchase Agreement (“SPA”) between the Company and SweetIM, the Company was obligated to pay SweetIM's former shareholders, among other payments, a payment of up to $7,500 in cash in May 2014, if certain milestones were met (the “Contingent Payment”). The milestones were based on the Company's revenues in 2013, and the absence of certain changes in the industry in which the Company operates. On May 28, 2014, the Company paid $2,500 on account of the Contingent Payment. Following such payment, on June 22, 2014, SweetIM's former Shareholders' representative has delivered to the Company a notice in which they claim that the Company owes SweetIM's shareholders the entire Contingent Payment. The parties have agreed on the identity of an arbitrator, and currently arbitration procedures are being held. The Company believes that the claim is without merit and has submitted to the arbitrator a statement of defense accordingly. Until this dispute is resolved, the Company will maintain the $5,000 liability in its financial statements that was recorded at the time it entered into the SPA.

  Legal Matters

In November 2013, MyMail, Ltd. (“MyMail”), a non-practicing entity, filed a lawsuit in the Eastern District of Texas alleging that ClientConnect's toolbar technology infringes one of its U.S. patents issued in September 2012 and demanding an injunction and monetary payments. In November 2014, the Company filed a Petition for Inter Partes Review ("IPR") in the United States Patent & Trademark Office, challenging the validity of the asserted claims of the patent in question. On December 31, 2014, MyMail filed an unopposed motion to stay the district court case pending resolution of the Petition for IPR. On January 9, 2015, the court granted a stay pending resolution of the Petition for IPR and on March 9, 2015, MyMail filed a Patent Owner Preliminary Response. On June 8, 2015, the United States Patent & Trademark Office Board issued a decision instituting inter partes review of certain claims and a scheduling order. The Company is unable to predict the outcome or range of possible loss at this stage, believes that it has strong defenses against this lawsuit and intends to defend against it vigorously.